11. Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Schedule of compensation

The expenses related to management compensation (officers appointed pursuant to the Bylaws, including members of the Board of Directors and advisory committees) for the years ended December 31, 2019, 2018 and 2017, were as follows:

(In thousands of Brazilian Reais)

	Base salary			Variable compensation			Stock option plan			Total compensation
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Board of directors (*)	38,207	12,256	5,797	-	-	-	2,366	-	-	40,573	12,256	5,797
Executive officers	33,373	42,695	31,408	12,943	15,083	26,813	15,596	29,267	24,405	61,912	87,045	82,626
Fiscal Council	-	228	456	-	-	-	-	-	-	-	228	456
	71,580	55,179	37,661	12,943	15,083	26,813	17,962	29,267	24,405	102,485	99,529	88,879
% share-based payment over the total compensation							17,5%	29.4%	27.5%

(*) Includes the compensation of the Board of Directors’ advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).

Schedule of related party balances and transactions

Transactions with related parties refer mainly to transactions between the Company and its subsidiaries and other related entities and were substantially accounted for in accordance with the prices, terms and conditions agreed upon between the parties.

	Balances								Transactions
	Trade receivables		Other assets		Trade payables		Other liabilities		Revenues (expenses)
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2017

Controlling shareholders
Casino (i)	-	15	5	-	-	2	24	1	(57)	(64)	(48)
Euris (i)	-	-	-	-	-	-	1	-	(1)	(2)	(3)
Helicco Participações (i)	-	-	-	-	-	-	-	3	(3)	(7)	-
Geant international	-	-	-	-	-	-	-	-	(3)	-	-
Associates
FIC (iii)	24	58	36	33	39	31	-	-	152	152	84
Puntos Colombia	-	-	28	-	-	-	43	-	(13)	-	-
Tuya	-	-	26	-	-	-	-	-	21	-	-
Other related parties
Greenyellow (iv)	-	-	-	-	-	-	134	141	(35)	(39)	(58)
Casino Group (vii)	12	-	8	-	1	-	13	-	(4)	-	-
Others	-	-	1	1	-	-	-	-	-	-	(1)
Total	36	73	104	34	40	33	215	145	57	40	(26)